Subsequent events (Details) - Subsequent Events [Member]	Nov. 12, 2026 USD ($) shares	Nov. 09, 2026 $ / shares shares	Oct. 22, 2026 USD ($)	Oct. 15, 2026 CAD ($) $ / shares shares	Oct. 13, 2026 CAD ($) $ / shares	Oct. 26, 2026 shares
Subsequent events (Details) [Line Items]
Multiple voting shares | shares		26
Par value per share (in Dollars per share) | $ / shares		$ 3.11
Aggregate gross proceeds, price per share (in Dollars per share) | $ / shares		$ 80.86
Unbuzzd Common Shares [Member]
Subsequent events (Details) [Line Items]
Post-consolidation common price per share (in Dollars per share) | $ / shares					$ 0.72
Cancellation of anti-dilution warrant (in Dollars) | $					$ 1
Transfer and assignment of intellectual property (in Dollars) | $					$ 1
Number of shares subscribed | shares				1,500,000
Subscription price per share (in Dollars per share) | $ / shares				$ 0.2
Aggregate subscription consideration (in Dollars) | $				$ 300,000
Non-brokered private placement of maximum common shares | shares				15,000,000
Ownership interest percentage				19.87%
Class B Subordinate Voting Shares [Member]
Subsequent events (Details) [Line Items]
Legal services settlement amount (in Dollars) | $			$ 17,400
Number of shares issued | shares	166,666					7,665
Gross proceeds from sale of shares amount (in Dollars) | $	$ 503,471
Class A Multiple Voting Shares [Member]
Subsequent events (Details) [Line Items]
Multiple voting shares | shares		68